Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Apr. 30, 2024
Tremblant Global ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Tremblant Global ETF NAV
Account Value	$ 12,010	$ 10,000
MSCI THE WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI THE WORLD INDEX Net (USD)
Account Value	$ 11,320	$ 10,000